INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tonnage tax system, period	10 years
Tax expense (income)	$ 205	$ 412	$ 4,633
Dividends received	36,852	1,579	18,367
Den Norske Krigsforsikring
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Dividends received			17,900
Withholding tax			4,500
Fee and commission expense
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income)	$ 0	$ 0	$ 0